Financial instruments and fair values (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,340.6	$ 1,478.5	$ 1,090.7
Financial liabilities	912.7	900.9	$ 593.4
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	10.4	8.8
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	23.1	19.5
Carrying value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	370.0	367.8
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	9.5	5.9
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	20.4	5.1
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	10.4	8.8
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	23.1	19.5
Fair value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	386.9	377.3
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	9.5	5.9
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	20.4	5.1
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	10.4	8.8
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	23.1	19.5
Level 2 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	370.0	367.8
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	9.5	5.9
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	20.4	5.1
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0